HSBC FUNDS

HSBC Global High Yield Bond Fund
HSBC Global High Income Bond Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated January 31, 2019
to the Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”),
each dated January 31, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (the “Adviser”), the Board of Trustees of HSBC Funds has approved certain changes to the Funds, including changes to their names, principal investment strategies and benchmark indices. These changes are primarily intended to reposition each Fund’s portfolio from a globally diversified portfolio comprised of U.S. and non-U.S. securities to a diversified portfolio comprised primarily of U.S. securities. However, the current investment objectives of the HSBC Global High Yield Bond Fund (to maximize total return (comprised of capital appreciation and income)) and the HSBC Global High Income Bond Fund (to provide a high level of current income) will not change. These changes, which are discussed in more detail below, will become effective on April 1, 2019 (the “Effective Date”).

Changes to the HSBC Global High Yield Bond Fund

On the Effective Date, the HSBC Global High Yield Bond Fund’s name will change to the “HSBC High Yield Fund” (hereinafter referred to as the “High Yield Fund”). The High Yield Fund will invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high yield securities. Currently, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a globally diversified portfolio of high yield securities. Although the Fund will no longer invest in a globally diversified portfolio of high yield securities, the Fund will invest opportunistically in investments outside of the United States. Because of these changes, HSBC Global Asset Management (France) will no longer serve as a subadviser to the Fund.

In addition, on the Effective Date, the High Yield Fund’s benchmark is changed from the ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD Hedged) to the ICE BofA Merrill Lynch U.S. High Yield Constrained Index.

Changes to the HSBC Global High Income Bond Fund

On the Effective Date, the HSBC Global High Income Bond Fund’s name will change to the “HSBC Strategic Income Fund” (hereinafter referred to the “Strategic Income Fund”). The Strategic Income Fund will invest, under normal circumstances, primarily in a diversified portfolio of higher yielding securities. Currently, the Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a globally diversified portfolio of higher yielding securities. Although the Fund will no longer invest in a globally diversified portfolio of higher yielding securities, the Fund will invest opportunistically in investments outside of the United States, including in global asset-backed securities. Because of these changes, HSBC Global Asset Management (France) will no longer serve as a subadviser to the Fund.

In addition, on the Effective Date, the Strategic Income Fund’s benchmark is changed from the Bloomberg Barclays High Income Bond Composite Index to the Bloomberg Barclays U.S. Aggregate Bond Index.

Revisions to the Prospectus and SAI

On the Effective Date, the Prospectus and Statement of Additional Information are revised as follows:

All references in the Prospectus and SAI to “HSBC Global High Yield Bond Fund” are replaced with “HSBC High Yield Fund,” and all references in the Prospectus and SAI to “HSBC Global High Income Bond Fund” are replaced with “HSBC Strategic Income Fund.”

All references in the Prospectus and SAI to HSBC Global Asset Management (France) are deleted in their entirety.

The “Principal Investment Strategies” section of the “HSBC Global High Yield Bond Fund—Summary Section” of the Prospectus is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of high yield securities. High yield securities are commonly referred to as “junk bonds” and are rated lower than “Baa3” by Moody’s Investors Service (“Moody’s”) or lower than “BBB-” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”), to be of comparable quality. The “total return” sought by the Fund consists of income earned on investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular region, sector, security or issuer.

The Fund primarily invests in U.S. dollar denominated fixed income securities issued by U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government). The Fund may also invest up to 30% of its total assets in fixed income securities issued by non-U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government), including securities of issuers in emerging market countries.

The Fund may use swaps (e.g., credit default, interest rate and total return swaps), forwards (e.g., forward foreign currency exchange contracts), futures, options and other derivative instruments for hedging purposes, cash management purposes, as a substitute for investing in fixed income securities, or to enhance returns. For example, the Fund may use credit default swaps to manage credit risk, interest rate swaps to manage interest rate risk and forward foreign currency exchange contracts to manage currency risk. The Fund may also use derivatives, including futures, for investment purposes when the Adviser believes that doing so will assist the Fund in achieving its investment objective. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposures similar to high yield securities.

The Fund may also invest in senior secured loans (including assignments and participations), second lien loans, senior and subordinated loans and convertible bonds, including contingent convertible bonds (up to 15% of its total assets). Convertible bonds, which may be issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other instruments, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by a nationally recognized statistical rating organization (“NRSRO”).

The Fund may also purchase investment grade fixed income securities. Investment grade fixed income securities are securities that are rated by one or more NRSROs within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by S&P or Fitch or “Aaa”, “Aa”, “A” or “Baa” by Moody’s). The Fund may also invest up to 20% of its total assets in asset-backed securities.

The Fund may also seek to achieve its investment objective by investing up to 10% of its total assets in other underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not affiliated with the Adviser.

The Fund’s portfolio is carefully constructed by the Adviser. Through top-down oversight, the Adviser determines asset, currency and duration positioning, among other things. Securities are selected for purchase and sale through a fundamental research-driven bottom-up investment process, in which issuers are analyzed based on fundamental credit research and standard valuation tools. Securities are also selected through a top-down investment process, based on regional, sector and credit allocations.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within one year (plus or minus) of the duration of the ICE BofA Merrill Lynch U.S. High Yield Constrained Index (the “Index”), which as of December 31, 2018 was 4.17 years.

The following is added after the second sentence of the “Performance Bar Chart and Table” section of the “HSBC Global High Yield Bond Fund—Summary Section” of the Prospectus:

Prior to April 1, 2019, the Fund’s investments were primarily comprised of securities issued by both U.S. and non-U.S. issuers. Accordingly, performance information prior to that date reflects the Fund’s former investment strategies, and future performance will vary. In addition, as of April 1, 2019, the Fund’s benchmark was changed from the ICE BofA Merrill Lynch BB-B Global High Yield Constrained Index (USD Hedged) to the Index. The Adviser believes that the Index is a more appropriate index against which to measure performance in light of the changes to the Fund’s investment strategies.

The following is added before the last row of the table in the “Average Annual Total Returns” section of the “HSBC Global High Yield Bond Fund—Summary Section—Performance Bar Chart and Table” section of the Prospectus:

	Inception Date	1 Year	Since Inception
ICE BofA Merrill Lynch U.S. High Yield
Constrained Index (reflects no deduction for	—	-2.27%	4.06%*
fees, expenses or taxes)
* Since July 14, 2015.

The “Principal Investment Strategies” section of the “HSBC Global High Income Bond Fund—Summary Section” of the Prospectus is deleted and replaced with the following:

The Fund seeks to achieve its investment objective by investing, under normal circumstances, primarily in a diversified portfolio of higher yielding securities. Higher yielding securities are those securities rated in the lowest investment grade category or lower by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., “Baa1” or lower by Moody’s Investors Service (“Moody’s”) or “BBB+” or lower by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”) or, if unrated, determined by HSBC Global Asset Management (USA) Inc., the Fund’s investment adviser (“Adviser”) or HSBC Global Asset Management (UK) Limited, the Fund’s subadviser (“AMEU”), to be of comparable quality).

The Fund primarily invests in U.S. dollar denominated fixed income securities issued by U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government). The Fund may also invest up to 30% of its total assets in fixed income securities issued by non-U.S. companies or governments (or any political subdivision, agency, authority or instrumentality of a government), including securities of issuers in emerging market countries.

The Fund may use swaps (e.g., credit default, interest rate and total return swaps), forwards (e.g., forward foreign currency exchange contracts), futures, options and other derivative instruments for hedging purposes, cash management purposes, as a substitute for investing in fixed income securities, or to enhance returns. For example, the Fund may use credit default swaps to manage credit risk, interest rate swaps to manage interest rate risk and forward foreign currency exchange contracts to manage currency risk. The Fund may also use derivatives, including futures, for investment purposes when the Adviser or AMEU believes that doing so will assist the Fund in achieving its investment objective. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics or exposures similar to higher yielding securities.

The Fund may also invest in senior secured loans (including assignments and participations), second lien loans, senior and subordinated loans and convertible bonds, including contingent convertible bonds (up to 10% of its total assets). Convertible bonds, which may be issued by companies of all sizes and market capitalizations, include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other instruments, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by an NRSRO.

The Fund may also purchase investment grade fixed income securities. Investment grade fixed income securities are securities that are rated by one or more NRSROs within one of the four highest long-term quality grades at the time of purchase (e.g., “AAA”, “AA”, “A” or “BBB” by S&P or Fitch or “Aaa”, “Aa”, “A” or “Baa” by Moody’s). The Fund may also invest up to 20% of its total assets in mortgage-backed securities and asset-backed securities.

The Fund may also seek to achieve its investment objective by investing up to 10% of its total assets in other underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not affiliated with the Adviser.

The Fund’s portfolio is carefully constructed by the Adviser. The portfolio managers can also utilize the capabilities of AMEU by receiving and acting upon investment recommendations made by AMEU. If determined to be beneficial by the Adviser, AMEU may manage the Fund’s investments in global asset-backed securities. The portfolio managers would manage the Fund’s overall duration and spread risk and manage allocations to other asset classes. Through top-down oversight, the Adviser determines asset allocation and currency and duration positioning, among other things. Securities are selected for purchase and sale through a fundamental research-driven bottom-up investment process, in which issuers are analyzed based on fundamental credit research and standard valuation tools. Securities are also selected through a top-down investment process, based on regional, sector and credit allocations.

The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration that normally varies within 1.5 years (plus or minus) of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”), which as of December 31, 2018 was 5.87 years.

The following is added after the second sentence of the “Performance Bar Chart and Table” section of the “HSBC Global High Income Bond Fund—Summary Section” of the Prospectus:

Prior to April 1, 2019, the Fund’s investments were primarily comprised of securities issued by both U.S. and non-U.S. issuers. Accordingly, performance information prior to that date reflects the Fund’s former investment strategies, and future performance will vary. In addition, as of April 1, 2019, the Fund’s benchmark was changed from the Bloomberg Barclays High Income Bond Composite Index to the Index. The Adviser believes that the Index is a more appropriate index against which to measure performance in light of the changes to the Fund’s investment strategies.

The following is added before the last row of the table in the “Average Annual Total Returns” section of the “HSBC Global High Income Bond Fund—Summary Section—Performance Bar Chart and Table” section of the Prospectus:

	Inception Date	1 Year	Since Inception
Bloomberg Barclays U.S. Aggregate Bond
Index (reflects no deduction for fees,	—	0.01%	2.06%*
expenses or taxes)
* Since July 14, 2015.

The third paragraph of the “More Information About Indices” section of the “HSBC Funds—Additional Information About the Funds’ Investment Strategies and Risks” section of the Prospectus is deleted and replaced with the following:

The HSBC High Yield Fund’s primary benchmark index is the ICE BofA Merrill Lynch U.S. High Yield Constrained Index. The ICE BofA Merrill Lynch U.S. High Yield Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar-denominated, below investment grade corporate debt publicly issued in the U.S. domestic market.

The fifth paragraph of the “More Information About Indices” section of the “HSBC Funds—Additional Information About the Funds’ Investment Strategies and Risks” section of the Prospectus is deleted and replaced with the following:

The HSBC Strategic Income Fund’s primary benchmark index is the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities.

The sixth, seventh, eighth, and ninth paragraphs of the “More Information About Indices” section of the “HSBC Funds—Additional Information About the Funds’ Investment Strategies and Risks” section of the Prospectus are deleted in their entirety.

The second bullet point under the third paragraph of the “Who May Want to Invest?” section of the “HSBC Funds—Additional Information About the Funds’ Investment Strategies and Risks” section of the Prospectus is deleted in its entirety.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS AND SAI FOR
FUTURE REFERENCE.